Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Borrowings	$ 109,200	$ 119,965
Local currency
Loans and borrowings
Borrowings	12,002	11,371
Foreign currency
Loans and borrowings
Borrowings	97,198	108,594
Fixed interest rate | Local currency
Loans and borrowings
Borrowings	1,688	1,800
Fixed interest rate | Foreign currency
Loans and borrowings
Borrowings	70,864	83,481
Floating interest rate | Local currency
Loans and borrowings
Borrowings	10,314	9,571
Floating interest rate | Foreign currency
Loans and borrowings
Borrowings	$ 26,334	$ 25,113